Financial Instruments and Risk Management - Capital Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total Debt [abstract]
Long-term debt, including the current portion (net of unamortized transaction costs)	$ 21,464	$ 37,041
Current assets	(53,864)	(65,786)
Current liabilities, excluding the current portion of long-term debt	23,618	33,592
Total Capital [Abstract]
Net debt obligations	(8,782)	4,847
Shareholders’ equity	138,295	214,490
Total capital	$ 129,513	$ 219,337